MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
Available-for-sale financial assets [abstract]
Marketable securities
Marketable securities	2018	2017	2016
Balance, beginning of period	$205,600	$176,000	$-
Additions	60,940	193,440	176,000
Disposals	(162,490)	(153,190)	-
Realized loss on disposal	(91,890)	(22,810)	-
Unrealized gain/(loss) on mark-to-market	(12,160)	12,160	-
Balance, end of period	$-	$205,600	$176,000